Long-Term Investments (Details) - Schedule of long-term investments - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018	Jun. 30, 2017
Equity method investments:
Equity method investments				¥ 500	¥ 3,000
Other equity method investments	[1]	¥ 397	¥ 4,655
Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments	[2]	8,051	15,018
Total		9,051	29,329
Youxiang City Hebei Real Estate Development and Operation Co., Ltd. (“Youxiang City”) [Mmeber]
Equity method investments:
Equity method investments		603	8,646
Phoenix Tree Holdings Limited [Member]
Equity securities with readily determinable fair values investment:
Equity securities with readily determinable fair values investment			¥ 1,010

[1]	The Group holds 1% to 40% equity interests in other third-party companies through investments in their equity interests. The Group holds 1% equity interests in a company and has the ability to exercise significant influence. For other investments, the Group holds over 20% equity interests. The Group accounts for these investments by using equity method because the Group has the ability to exercise significant influence but does not have control over the Group has the ability to exercise significant influence but does not have control over the investees. The Group recognized gain or loss according to its equity interest percentage in these investees. In addition, the impairment recognized for other equity method investments were RMB nil, RMB 6,303 and RMB 3,460 for the years ended December 31, 2018, 2019 and 2020.
[2]	The balance represents equity securities without readily determinable fair values for Group does not have the ability to exercise significant influence over the investees relating to a cost method investment. For the years ended December 31, 2018, 2019 and 2020, the Group recorded impairment losses of RMB 18,990, RMB31,150 and RMB6,600 to other equity securities without readily determinable fair value, respectively as the Group believes the carrying value of the investments were no longer recoverable.